Goldman Sachs MarketBeta Russell 1000 Value Equity ETF Average Annual Total Returns		12 Months Ended	13 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Value 40 Act Daily Capped Index (Total return, Unhedged, USD)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.33%	20.05%
Russell 1000 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.44%	28.23%
Goldman Sachs MarketBeta Russell 1000 Value Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.12%	19.83%
Performance Inception Date	Nov. 28, 2023
Goldman Sachs MarketBeta Russell 1000 Value Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.55%	18.03%
Goldman Sachs MarketBeta Russell 1000 Value Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.73%	14.16%